LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER
U.S. MORTGAGE FUND

                                              ANNUAL REPORT TO
                                     SHAREHOLDERS FOR THE YEAR
                                      ENDED SEPTEMBER 30, 1997

OFFERING INVESTORS THE OPPORTUNITY FOR MAXIMUM CURRENT RETURN FROM A PORTFOLIO OF U.S. GOVERNMENT SECURITIES


                    "... We believe our shortened duration
                      and increase in mortgage holdings
                       supported the fund's performance
                      through the Fed's tightening. ..."

                                [KEMPER FUNDS LOGO]
                                Long-term investing in a short-term world(SM)

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
8
PORTFOLIO STATISTICS
9
PORTFOLIO OF INVESTMENTS
11
REPORT OF INDEPENDENT AUDITORS
12
FINANCIAL STATEMENTS
14
NOTES TO FINANCIAL STATEMENTS
18
FINANCIAL HIGHLIGHTS



AT A GLANCE
--------------------------------------------------------------------------------
KEMPER U.S. MORTGAGE FUND
TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1997
(UNADJUSTED FOR ANY SALES CHARGE)
--------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                         9.26%
CLASS B                                         8.17%
CLASS C                                         8.45%
LIPPER U.S. MORTGAGE FUNDS CATEGORY AVERAGE*    9.15%
--------------------------------------------------------------------------------

Returns and rankings are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable.


--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    9/30/97   9/30/96
--------------------------------------------------------------------------------
KEMPER U.S. MORTGAGE FUND
CLASS A                             $7.01      $6.91
--------------------------------------------------------------------------------
KEMPER U.S. MORTGAGE FUND
CLASS B                             $7.00      $6.91
--------------------------------------------------------------------------------
KEMPER U.S. MORTGAGE FUND
CLASS C                             $7.00      $6.90
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 KEMPER U.S. MORTGAGE
 FUND RANKINGS*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER U.S. MORTGAGE FUNDS CATEGORY

                   CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
 1-YEAR         #30 OF 59 FUNDS      #52 OF 59 FUNDS     #51 OF 59 FUNDS
--------------------------------------------------------------------------------
 5-YEAR         #18 OF 34 FUNDS      #32 OF 34 FUNDS           N/A
--------------------------------------------------------------------------------
 10-YEAR              N/A            #17 OF 17 FUNDS           N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF SEPTEMBER 30, 1997.

                        CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.5160    $0.4557    $0.4638
--------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:     $0.0430    $0.0380    $0.0387
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       7.36%      6.51%      6.63%
--------------------------------------------------------------------------------
SEC YIELD+:               6.07%      5.48%      5.60%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended September 30, 1997, shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission.

TERMS TO KNOW

YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR FIXED-INCOME STYLE BOX
--------------------------------------------------------------------------------

[MATURITY/QUALITY DIAGRAM]

Source: Morningstar, Inc., Chicago, IL 312-696-6000. (Morningstar Style Box is based on a portfolio date as of September 30, 1997.) The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Please note that style boxes do not represent an exact assessment of risk and do not represent future performance. Please consult the prospectus for a description of investment policies.

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $86 BILLION IN ASSETS, INCLUDING $49 BILLION IN RETAIL MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

Once again, investors experienced extreme market volatility in the month of October. Unlike the October corrections of 1987 and 1989, this year's market drop occurred at a time when the United States economy is remarkably healthy and resilient. As we have noted, the U.S. economy has been moving forward for several years with an alternating fast/slow pace that has proven successful in removing whatever excesses build from quarter to quarter. As a consequence, interest rates and the rate of inflation are both low and stable. Moreover, the federal budget deficit has been reduced to such an extent that discussion has now turned to what the government should do with a projected surplus in 1998.

     Fortunately, no part of our strong economic foundation was shaken by the market correction. If anything, the correction provided a short-lived and relatively painless lesson about the vulnerability of a highly valued market. When markets are high, everything -- economic news, corporate earnings and liquidity -- must go right. When markets are high - as our equity market has been for most of this year - they are vulnerable to relatively minor disappointments.

     As you have read, of course, the direct source of the October correction was Southeast Asia, where the world's highest growth economies had been stumbling since the summer. These economies had become overextended, banks ran into trouble with bad loans and the local governments failed to take prompt action. The result was a domino effect of competitive devaluations of currencies, crashing markets and political chaos.

     But while Southeast Asia produced the event that led to the mini-panic in the U.S. equity market - resulting in a 7 percent loss on October 27 -- the world quickly looked to the U.S. for solutions. When the U.S. market quickly rebounded, other markets became less volatile. Considering U.S. economic fundamentals and the relatively small effect that Southeast Asian problems have on U.S. companies as a whole, rational investors had to expect our market to bounce back. In fact, if the U.S. equity market had not been so highly valued, we would have expected the market's reaction to the Asian problems to be quite muted. For instance, if the Dow Jones Industrial Average had been closer to 7000 than to 8000, we would have expected that the market would have dropped only slightly.

     But as we have said before, today's markets move very fast. We experienced in one day the kind of correction that we used to experience over a six-month period. At this writing, the U.S. equity market remains very volatile. We expect that condition to continue, as volatility is a factor of higher valued markets. Despite what the last few years may have suggested, markets do not go in just one direction.

     Our recent experience supported many of the basic tenets of investing:

     - Invest for the long term and don't react to the short-term noise. Investors who got hurt in the October correction were those who had borrowed the money they invested and were forced to sell at low prices. Investors who were able to remain invested and did, lost only some of their above-average gain for the year.

     - Diversification helps reduce overall portfolio risk. Government securities investors, for example, found the bond market to be a safe haven as the bond market rallied during the stock market correction.

     - Investing abroad is complex and requires expert advice. Currency valuations, in particular, can have a significant effect on investment returns.

     Our forecast for the next several months calls for moderate economic growth, stable interest rates and controlled inflation. While we cannot rule out the possibility of another market event that would add to the excitement of equity investing, we would expect the U.S. market to again demonstrate its resiliency.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]

                                      NOW (10/31/97)      6 MONTHS AGO     1 YEAR AGO       2 YEARS AGO
    10-YEAR TREASURY RATE(1)                 6.03              6.71         6.2                5.93
    PRIME RATE(2)                            8.5               8.5          8.25               8.75
    INFLATION RATE(3)*                       2.15              2.5          2.99               2.74
    THE U.S. DOLLAR(4)                       7.62              6.55         3.46              -1.57
    CAPITAL GOODS ORDERS(5)*                14.97              8.17         7.71               5.13
    INDUSTRIAL PRODUCTION(5)*                5.52              4.39         3.27               2.35
    EMPLOYMENT GROWTH(6)*                    2.23              2.27         2.1                2.19

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commerical lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of September 30, 1997.

SOURCE:  ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.


  With this commentary as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT AND CHIEF INVESTMENT OFFICER
Zurich Kemper Investments, Inc.

November 13, 1997

PERFORMANCE UPDATE

[VANDENBERG PHOTO]

RICHARD VANDENBERG JOINED ZURICH KEMPER INVESTMENTS, INC. (ZKI) IN MARCH 1996. HE IS A SENIOR VICE PRESIDENT OF ZKI AND PORTFOLIO MANAGER OF KEMPER U.S. MORTGAGE FUND. VANDENBERG HAS NEARLY 25 YEARS OF FIXED-INCOME PORTFOLIO MANAGEMENT EXPERIENCE. HE RECEIVED BOTH A BACHELOR'S DEGREE AND AN M.B.A. FROM THE UNIVERSITY OF WISCONSIN.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 1997, WAS POSITIVE FOR GOVERNMENT BONDS. BELOW, PORTFOLIO MANAGER RICHARD VANDENBERG EXPLAINS THE FACTORS CONTRIBUTING TO THE MARKET'S STRONG PERFORMANCE, EVEN IN LIGHT OF A FEDERAL RESERVE BOARD INTEREST RATE INCREASE.

Q     DURING THE FUND'S FISCAL YEAR, THE FEDERAL RESERVE BOARD (THE FED) RAISED
SHORT-TERM INTEREST RATES. HOW DID THAT AND OTHER ECONOMIC EVENTS IMPACT THE PERFORMANCE OF GOVERNMENT BONDS DURING THE PERIOD?

A     Government bonds and mortgage securities in particular performed well during the 12-month period. The Fed did raise interest rates but the impact of the tightening on the market was brief and relatively minimal. Here's a look at that and other major events which shaped the market's performance.

      At the start of the fiscal year political uncertainty began to creep into the market about the potential outcome of the upcoming presidential and congressional elections. Investors feared the Republican party might lose control of Congress and reduce the likelihood of a balanced budget agreement in 1997. Investment markets rallied in November, however, with news that Republicans maintained control of Congress. Some market participants intimated that the election outcome was evidence of the public's desire for a true "checks and balances" government.

      The bullish environment began to change in December, when Federal Reserve Board Chairman Alan Greenspan implied in passing that financial assets might be overvalued. This shook the market and caused yields to rise and securities prices to fall. Early in 1997, strong economic reports surfaced and Greenspan reiterated his concern about the values of securities and about the potential for a rise in wage inflation. In what was considered to be a preemptive move at keeping inflation in check, the Fed tightened short-term rates by 0.25 percent in late March.

      While economic growth remained somewhat strong, even after the Fed tightening, inflation remained uncharacteristically low. The government market along with the broader fixed-income market began recouping losses experienced with the Fed's interest rate increase as inflation fears continued to be unconfirmed. For the remainder of the fiscal period, market yields fluctuated with the release of varying economic data but remained relatively range-bound. Inflation never became problematic and bonds performed positively.

Q     HOW DID KEMPER U.S. MORTGAGE FUND PERFORM DURING THE PERIOD?

A     We were pleased with the fund's Class A share performance, which was in-line with its peer group average. The total return for Class A shares was
9.26 percent (unadjusted for any sales charge) for the 12-month period. By comparison the average return of the Lipper Analytical Services U.S. Mortgage Category was 9.15 percent. This is based on 59 funds that share a similar investment objective. The fund's Class B shares returned 8.17 percent and Class C shares returned 8.45 percent (unadjusted for any sales charge).

PERFORMANCE UPDATE

Q     HOW DID YOU PREPARE THE FUND FOR THE POSSIBILITY OF A FED TIGHTENING?

A     We began preparing for a possible rate hike in January, by shortening the fund's duration to below that of the fund's peer group average. Duration is a measurement of a fund's sensitivity to interest rates -- the shorter the duration, the less sensitive the fund is to interest rate changes. In addition, we sold Treasury notes and purchased GNMA mortgages, which boosted the fund's mortgage allocation to 95 percent. We made this adjustment because mortgages tend to outperform Treasuries in a rising interest rate environment.

Q     HOW WAS THE FUND IMPACTED BY THE FED'S TIGHTENING?

A     The fund's losses in the first quarter were minimal. Class A shares were down just 0.03 percent, while Class B and Class C shares slipped 0.24 percent and 0.22 percent (unadjusted for any sales charge), respectively. We believe our shortened duration and increase in mortgage holdings supported the fund's performance through the Fed's tightening. As economic growth slowed and the need for further Fed tightening diminished, the market and the fund rebounded very quickly and the fund enjoyed positive returns for the balance of the reporting period.

Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE FUND AFTER MARCH?

A     By April, the markets were in recovery from the Fed's tightening.
Inflation remained relatively benign despite continuing growth in the economy. To take advantage of this environment, we began adding Treasuries back into the portfolio. We began in April by adding some short-term Treasuries. As it became clear that market yields would continue to trend lower, we covered interest rate hedges and added some longer-maturity Treasuries from July through September. (Treasuries tend to outperform mortgages in a declining rate environment.) However, mortgages also continued to perform well in tandem with Treasuries. This was of course positive for the fund because mortgages are its primary type of investment.

Q     WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE GOVERNMENT MORTGAGE MARKET?

A     We are optimistic about the prospects for the market and Kemper U.S.
Mortgage Fund. The current economic environment -- benign inflation and moderate growth -- is a particularly good one for bonds. We also believe that within a global context, U.S. government bonds and mortgage securities are a cheap asset class. We will of course keep a close watch on indicators of inflation and adjust the fund accordingly.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

 FOR PERIODS ENDED SEPTEMBER 30, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                             1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
---------------------------------------------------------------------------------------------------------
    KEMPER U.S. MORTGAGE FUND CLASS A         4.28%    4.64%     N/A         5.10%       (since 1/10/92)
---------------------------------------------------------------------------------------------------------
    KEMPER U.S. MORTGAGE FUND CLASS B         5.17     4.60     7.32         7.11        (since 10/26/84)
---------------------------------------------------------------------------------------------------------
    KEMPER U.S. MORTGAGE FUND CLASS C         8.45      N/A      N/A         6.93        (since 5/31/94)
---------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
 Growth of an assumed $10,000 investment in
 Kemper U.S. Mortgage Fund Class A shares FROM 1/10/92 TO  9/30/97
--------------------------------------------------------------------------------

                                                1/10/92         12/31/93        12/31/95        9/30/97
--------------------------------------------------------------------------------------------------------
Kemper U.S. Mortgage Fund Class A(1)            $10,000         $10,674         $12,164         $13,296
Salomon Brothers 30-Year GNMA Index+            $10,000         $11,477         $13,249         $14,974
Consumer Price Index++                          $10,000         $10,574         $11,131         $11,661


                                 [LINE GRAPH]

--------------------------------------------------------------------------------
 Growth of an assumed $10,000 investment in
 Kemper U.S. Mortgage Fund Class B shares FROM 10/31/84 TO 9/30/97
--------------------------------------------------------------------------------



                                                10/31/84        12/31/90        12/31/93        9/30/97
--------------------------------------------------------------------------------------------------------
Kemper U.S. Mortgage Fund Class B(1)            $10,000         $15,710         $20,128         $24,294
Salomon Brothers 30-Year GNMA Index+            $10,000         $21,407         $27,384         $35,680
Consumer Price Index++                          $10,000         $12,707         $13,846         $15,271


                                 [LINE GRAPH]

--------------------------------------------------------------------------------
 Growth of an assumed $10,000 investment in
 Kemper U.S. Mortgage Fund Class C shares FROM 5/31/94 TO 9/30/97
--------------------------------------------------------------------------------

                                                5/31/94         12/31/94        12/31/95        9/30/97
--------------------------------------------------------------------------------------------------------
Kemper U.S. Mortgage Fund Class C(1)            $10,000         $ 9,910         $11,598         $12,507
Salomon Brothers 30-Year GNMA Index+            $10,000         $10,091         $11,800         $13,337
Consumer Price Index++                          $10,000         $10,149         $10,407         $10,902

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of dividends and for Class A shares adjustment for the maximum sales charge of 3.5 percent, for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent and for Class C shares no adjustment for sales charge. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 (1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing Kemper U.S. Mortgage Fund to the Salomon Brothers 30-Year GNMA Index, you should also note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

  + Salomon Brothers 30-Year GNMA Index, an unmanaged index, is based on total return with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. Source is Salomon Brothers Inc.

 ++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                        ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------------
GNMA                                        88%                     83%
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED SECURITIES             7                      11
--------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES      3                      --
--------------------------------------------------------------------------------
LONG-TERM GOVERNMENT SECURITIES              2                       6
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/96

YEARS TO MATURITY

--------------------------------------------------------------------------------
                                        ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------------
LESS THAN 5                                 15%                     15%
--------------------------------------------------------------------------------
5-10                                        83                      20
--------------------------------------------------------------------------------
10-20                                        1                      64
--------------------------------------------------------------------------------
20+ YEARS                                    1                       1
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/97

AVERAGE MATURITY


--------------------------------------------------------------------------------
                                        ON 9/30/97                ON 9/30/96
--------------------------------------------------------------------------------
AVERAGE MATURITY                         7.2 years                 8.9 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997
(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------
                                                              COUPON                       PRINCIPAL
U.S. GOVERNMENT OBLIGATIONS                TYPE                RATE        MATURITY           AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL                        Pass-through        6.00%       2023-2026       $  1,452        $    1,387
MORTGAGE ASSOCIATION --87.9%               Certificates        6.50        2022-2026        387,835           380,841
(Cost: $2,091,624)                                             7.00        2016-2027        461,215           462,037
                                                               7.50        2007-2027        572,605           583,248
                                                               8.00        2014-2027        421,533           437,627
                                                               8.50        2016-2027        127,363           133,347
                                                               9.00        2008-2027        113,938           122,105
                                                               9.50        2009-2027         58,489            63,349
                                                              10.00        2016-2021          5,114             5,608
                                                              10.50        2019-2021          5,720             6,292
                                                              11.00             2019            247               274
                                           ---------------------------------------------------------------------------
                                                                                                            2,196,115
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY                              Notes               8.875            1997         75,000            75,293
SECURITIES --12.2%                         Bonds               8.875            1998         42,000            43,418
(Cost: $309,245)                                              10.75             2003         16,420            20,020
                                                              10.75             2005         13,170            16,882
                                                              12.75             2010         76,835           108,253
                                                              10.625            2015         14,850            21,398
                                                               6.25             2023         20,500            19,901
                                           ---------------------------------------------------------------------------
                                                                                                              305,165
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL                           Pass-through         6.50            2026            499               486
MORTGAGE ASSOCIATION --5.5%                Certificates         7.00       2025-2027         31,534            31,462
(Cost: $134,353)                                                7.50            2027         12,000            12,202
                                                                8.00            2024          8,832             9,138
                                                                9.00       2016-2025         78,313            83,291
                                                               11.50            2018            537               589
                                           ---------------------------------------------------------------------------
                                                                                                              137,168
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN                          Pass-through         8.00            2017            850               886
MORTGAGE CORPORATION --1.2%                Certificates         8.50            2016            242               254
(Cost: $28,734)                                                 9.50            2020         25,731            27,733
                                           ---------------------------------------------------------------------------
                                                                                                               28,873
                                           ---------------------------------------------------------------------------
                                           TOTAL U.S. GOVERNMENT OBLIGATIONS--106.8%
                                           (Cost: $2,563,956)                                               2,667,321
                                           ---------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------
REPURCHASE                               Dated September 1997. Collateralized by Federal Home Loan Mortgage
AGREEMENT --11.1%                        Corporation and Federal National Mortgage Association securities which
(Cost: $278,500)                         are monitored daily to ensure their market value exceeds the carrying value of the repurchase agreement.
                                         Nomura                                          $    278,500   $  278,500
                                         (held at The Bank of New York,
                                         subcustodian)
                                         6.41%, 10/1/97
                                         --------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--117.9%
                                         (Cost: $2,842,456)                                             $2,945,821
                                         --------------------------------------------------------------------------
                                         LIABILITIES, LESS OTHER ASSETS--(17.9%)                          (447,996)
                                         --------------------------------------------------------------------------
                                         NET ASSETS--100%                                               $2,497,825
                                         --------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $2,842,456,000 for federal income tax purposes at September 30, 1997, the gross unrealized appreciation was $108,639,000, the gross unrealized depreciation was $5,274,000 and the net unrealized appreciation on investments was $103,365,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER U.S. MORTGAGE FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper U.S. Mortgage Fund, a series of Kemper Portfolios, as of September 30, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper U.S. Mortgage Fund at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 18, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997
(IN THOUSANDS)

--------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------
Investments, at value
(Cost: $2,842,456)                                              $2,945,821
--------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                     206
--------------------------------------------------------------------------
  Investments sold                                                  59,171
--------------------------------------------------------------------------
  Interest                                                          23,009
--------------------------------------------------------------------------
    TOTAL ASSETS                                                 3,028,207
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------

Cash overdraft                                                         183
--------------------------------------------------------------------------
Payable for:
  Fund shares redeemed                                               3,608
--------------------------------------------------------------------------
  Investments purchased                                            523,916
--------------------------------------------------------------------------
  Management fee                                                     1,068
--------------------------------------------------------------------------
  Distribution services fee                                            459
--------------------------------------------------------------------------
  Administrative services fee                                          497
--------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               533
--------------------------------------------------------------------------
  Trustees' fees and other                                             118
--------------------------------------------------------------------------
    Total liabilities                                              530,382
--------------------------------------------------------------------------
NET ASSETS                                                      $2,497,825
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------

Paid-in capital                                                 $3,258,101
--------------------------------------------------------------------------
Accumulated net realized loss on investments                      (896,109)
--------------------------------------------------------------------------
Net unrealized appreciation on investments                         103,365
--------------------------------------------------------------------------
Undistributed net investment income                                 32,468
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $2,497,825
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($1,772,766 / 252,946 shares outstanding)                          $7.01
--------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of net asset value or 4.50%
  of offering price)                                                 $7.34
--------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($722,317 / 103,130 shares outstanding)                            $7.00
--------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($2,742 / 392 shares outstanding)                                  $7.00
--------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 1997
(IN THOUSANDS)

--------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------
Interest income                                                                     $222,143
--------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                      13,793
--------------------------------------------------------------------------------------------
  Distribution services fee                                                            6,701
--------------------------------------------------------------------------------------------
  Administrative services fee                                                          6,498
--------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                               6,107
--------------------------------------------------------------------------------------------
  Professional fees                                                                       78
--------------------------------------------------------------------------------------------
  Reports to shareholders                                                                481
--------------------------------------------------------------------------------------------
  Trustees' fees and other                                                               122
--------------------------------------------------------------------------------------------
    Total expenses                                                                    33,780
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                188,363
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including options purchased)              8,609
--------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                                        (14,507)
--------------------------------------------------------------------------------------------
    Net realized loss                                                                 (5,898)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                                48,933
--------------------------------------------------------------------------------------------
Net gain on investments                                                               43,035
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $231,398
--------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                   YEAR ENDED SEPTEMBER 30,
                                                                 1997                    1996
-----------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------
 Net investment income                                      $  188,363                  216,326
-----------------------------------------------------------------------------------------------
 Net realized loss                                              (5,898)                 (32,718)
-----------------------------------------------------------------------------------------------
 Change in net unrealized appreciation/depreciation             48,933                  (55,809)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           231,398                  127,799
-----------------------------------------------------------------------------------------------
Net equalization charges                                        (7,042)                  (6,653)
-----------------------------------------------------------------------------------------------
Distribution from net investment income                       (192,807)                (226,314)
-----------------------------------------------------------------------------------------------
Net decrease from capital share transactions                  (493,859)                (427,749)
-----------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                  (462,310)                (532,917)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------

Beginning of year                                            2,960,135                3,493,052
-----------------------------------------------------------------------------------------------
END OF YEAR (including undistributed
net investment income of
$32,468 and $43,951, respectively)                          $2,497,825                2,960,135
-----------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper U.S. Mortgage Fund is a separate series of Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none sold through September 30,
                             1997) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At September 30, 1997 the Fund had $523,882,000 in purchase commitments outstanding (21% of net assets), with a corresponding amount of assets segregated.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class

NOTES TO FINANCIAL STATEMENTS

                             by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at September 30, 1997, amounting to approximately $894,044,000, is available to offset future taxable gains. If not applied, $275,760,000 of the loss carryover expires during the period ended 1998 with the remainder expiring through the period ended 2006.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $13,793,000 for the year ended September 30, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                 COMMISSIONS      COMMISSIONS
                                                                 RETAINED BY    ALLOWED BY ZKDI
                                                                    ZKDI           TO FIRMS
                                                                 -----------   -----------------
                              Year ended September 30, 1997        $29,000          201,000

                             For services under the distribution services agreement, the Fund pays ZKDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                   DISTRIBUTION FEES
                                                                       AND CDSC           COMMISSIONS AND
                                                                      RECEIVED BY        DISTRIBUTION FEES
                                                                         ZKDI          PAID BY ZKDI TO FIRMS
                                                                   -----------------   ---------------------
                              Year ended September 30, 1997           $8,064,000              661,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with ZKDI. For providing information and administrative services to

NOTES TO FINANCIAL STATEMENTS

                             shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                         ASF PAID BY ZKDI
                                                               ASF PAID BY THE    ------------------------------
                                                                 FUND TO ZKDI     TO ALL FIRMS    TO AFFILIATES
                                                               ----------------   -------------   --------------
                              Year ended September 30, 1997       $6,498,000        6,503,000         73,000

                             SHAREHOLDER SERVICES AGENT AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $3,192,000 for the year ended September 30, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended September 30, 1997, the Fund made no payments to its officers and incurred trustees' fees of $46,000 to independent trustees.

--------------------------------------------------------------------------------

4    TRANSACTIONS
     INVESTMENT              For the year ended September 30, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                $6,836,351

                             Proceeds from sales                       7,671,185

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                     YEAR ENDED SEPTEMBER 30,
                                                              1997                              1996
                                                    ------------------------           -----------------------
                                                     SHARES         AMOUNT             SHARES         AMOUNT
                             ---------------------------------------------------------------------------------
                              SHARES SOLD
                              Class A                  2,806       $  18,135             3,767       $  25,307
                             ---------------------------------------------------------------------------------
                              Class B                  3,168          22,086             5,032          34,439
                             ---------------------------------------------------------------------------------
                              Class C                    207           1,429               108             760
                             ---------------------------------------------------------------------------------

                             ---------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                 11,133          77,149            11,834          83,107
                             ---------------------------------------------------------------------------------
                              Class B                  5,110          35,406             6,955          48,895
                             ---------------------------------------------------------------------------------
                              Class C                      9              64                 7              50
                             ---------------------------------------------------------------------------------

                             ---------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                (59,510)       (408,055)          (49,877)       (345,978)
                             ---------------------------------------------------------------------------------
                              Class B                (34,898)       (239,589)          (39,448)       (273,798)
                             ---------------------------------------------------------------------------------
                              Class C                    (69)           (484)              (77)           (531)
                             ---------------------------------------------------------------------------------

                             ---------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                 22,409         153,714            24,615         171,511
                             ---------------------------------------------------------------------------------
                              Class B                (22,425)       (153,714)          (24,650)       (171,511)
                             ---------------------------------------------------------------------------------
                              NET DECREASE
                              FROM CAPITAL SHARE
                              TRANSACTIONS                         $(493,859)                        $(427,749)
                             ---------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Fund has entered into exchange traded financial
                             futures contracts in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time a Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At September 30, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $13,948,000. The Fund also had liquid securities in its portfolio in excess of the face amount of the following short futures positions open at September 30, 1997:

                                                                              FACE           EXPIRATION          GAIN/
                                                       TYPE                  AMOUNT             MONTH           (LOSS)
                                          ------------------------------------------------------------------------------
                                          U.S. Treasury Bonds              $31,731,000      December '97       $  29,000
                                          ------------------------------------------------------------------------------
                                          Eurodollar                        31,891,000      December '97        (127,000)
                                          ------------------------------------------------------------------------------
                                          Eurodollar                         9,841,000      March '98            (39,000)
                                          ------------------------------------------------------------------------------
                                          Eurodollar                         9,360,000      June '98             (41,000)
                                          ------------------------------------------------------------------------------
                                          Eurodollar                         5,846,000      September '98        (24,000)
                                          ------------------------------------------------------------------------------
                                              TOTAL                                                            $(202,000)
                                          ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ------------------------------------------------------
                                                                     CLASS A
                                              ------------------------------------------------------
                                                YEAR ENDED    TWO MONTHS
                                               SEPTEMBER 30,     ENDED       YEAR ENDED JULY 31,
                                              -------------- SEPTEMBER 30,   -------------------
                                              1997    1996       1995        1995   1994    1993
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $6.91   7.13       7.06        6.96   7.56    7.78
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .52    .49        .08         .53    .51     .62
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .10   (.19)       .08         .09   (.59)   (.21)
----------------------------------------------------------------------------------------------------
Total from investment operations                .62    .30        .16         .62   (.08)    .41
----------------------------------------------------------------------------------------------------
Less distribution from net investment income    .52    .52        .09         .52    .52     .63
----------------------------------------------------------------------------------------------------
Net asset value, end of period                $7.01   6.91       7.13        7.06   6.96    7.56
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  9.26%  4.28       2.23        9.48  (1.21)   5.52
----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------
Expenses                                        .96%   .97        .94         .89    .99     .97
----------------------------------------------------------------------------------------------------
Net investment income                          7.23%  6.98       6.87        7.77   7.00    8.22
----------------------------------------------------------------------------------------------------

                                              -------------------------------------------------------
                                                                      CLASS B
                                              -------------------------------------------------------
                                               YEAR ENDED      TWO MONTHS
                                              SEPTEMBER 30,       ENDED       YEAR ENDED JULY 31,
                                              -------------   SEPTEMBER 30,   -------------------
                                              1997    1996        1995        1995   1994    1993
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $6.91   7.12        7.05        6.96    7.56   7.77
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .45    .44         .07         .47     .45    .57
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .10   (.19)        .08         .09    (.59)  (.21)
-----------------------------------------------------------------------------------------------------
Total from investment operations                .55    .25         .15         .56    (.14)   .36
-----------------------------------------------------------------------------------------------------
Less distribution from net investment income    .46    .46         .08         .47     .46    .57
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                $7.00   6.91        7.12        7.05    6.96   7.56
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  8.17%  3.54        2.09        8.44   (2.00)  4.85
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                       1.83%  1.80        1.79        1.75    1.79   1.75
-----------------------------------------------------------------------------------------------------
Net investment income                          6.36%  6.15        6.02        6.91    6.27   7.44
-----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              -----------------------------------------------------------------
                                                                          CLASS C
                                              -----------------------------------------------------------------
                                              YEAR ENDED SEPTEMBER     TWO MONTHS       YEAR
                                                      30,                 ENDED         ENDED     MAY 31 TO
                                             ----------------------   SEPTEMBER 30,   JULY 31,    JULY 31,
                                                1997        1996          1995          1995        1994
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $6.90        7.12          7.05          6.95        6.99
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .46         .43           .07           .48         .07
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           .10        (.19)          .08           .09        (.04)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                    .56         .24           .15           .57         .03
---------------------------------------------------------------------------------------------------------------
Less distribution from net investment income        .46         .46           .08           .47         .07
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $7.00        6.90          7.12          7.05        6.95
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      8.45%       3.47          2.10          8.65         .47
---------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------
Expenses                                           1.71%       1.72          1.69          1.71        1.55
---------------------------------------------------------------------------------------------------------------
Net investment income                              6.48%       6.23          6.12          6.95        6.46
---------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES

                                             ---------------------------------------------------------------------------
                                                             CLASS B
                                             ---------------------------------------------------------------------------
                                                   YEAR ENDED          TWO MONTHS
                                                 SEPTEMBER 30,            ENDED                YEAR ENDED JULY 31,
                                             ----------------------   SEPTEMBER 30,   ----------------------------------
                                                1997        1996          1995          1995        1994        1993
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)   $2,497,825   2,960,135     3,493,052     3,528,329   4,158,066   5,639,097
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                235%        391           249           573         963         551
------------------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

TRUSTEES&OFFICERS




TRUSTEES                                OFFICERS

STEPHEN B. TIMBERS                      CHARLES R. MANZONI, JR.
President and Trustee                   Vice President

DAVID W. BELIN                          JOHN E. NEAL
Trustee                                 Vice President

LEWIS A. BURNHAM                        ROBERT C. PECK, JR.
Trustee                                 Vice President

DONALD L. DUNAWAY                       FRANK J. RACHWALSKI, JR.
Trustee                                 Vice President

ROBERT B. HOFFMAN                       RICHARD L. VANDENBERG
Trustee                                 Vice President

DONALD R. JONES                         PHILIP J. COLLORA
Trustee                                 Vice President
                                        and Secretary
SHIRLEY D. PETERSON
Trustee                                 JEROME L. DUFFY
                                        Treasurer
WILLIAM P. SOMMERS
Trustee                                 ELIZABETH C. WERTH
                                        Assistant Secretary

--------------------------------------------------------------------------------
LEGAL COUNSEL              VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER                ZURICH KEMPER SERVICE COMPANY
SERVICE AGENT              P.O. Box 419557
                           Kansas City, MO 64141

--------------------------------------------------------------------------------
CUSTODIAN AND              INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT             801 Pennsylvania
                           Kansas City, MO 64105
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INDEPENDENT AUDITORS       ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, IL 60606
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INVESTMENT MANAGER         ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER      ZURICH KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

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Long-term investing in a short-term world(SM)

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Kemper Fixed Income prospectus.
KUSMF - 2 (11/97) 1039850